Exhibit 99
Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	March 2015
Payment Date	4/15/2015
Transaction Month	36
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,078,954,741.62	98,738	57.96 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$447,900,000.00	0.31339%	May 15, 2013
Class A-2 Notes	$616,900,000.00	0.570%	January 15, 2015
Class A-3 Notes	$658,000,000.00	0.720%	December 15, 2016
Class A-4 Notes	$177,070,000.00	1.000%	September 15, 2017
Class B Notes	$59,990,000.00	1.670%	November 15, 2017
Class C Notes	$40,000,000.00	2.080%	February 15, 2018
Class D Notes	$40,000,000.00	2.930%	October 15, 2018
Total	$2,039,860,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,571,389.09

Principal:
Principal Collections	$16,661,603.87
Prepayments in Full	$9,506,221.66
Liquidation Proceeds	$301,998.63
Recoveries	$55,976.90
Sub Total	$26,525,801.06
Collections	$28,097,190.15

Purchase Amounts:
Purchase Amounts Related to Principal	$548,479.87
Purchase Amounts Related to Interest	$2,972.60
Sub Total	$551,452.47

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$28,648,642.62

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	March 2015
Payment Date	4/15/2015
Transaction Month	36
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$28,648,642.62
Servicing Fee	$344,090.31	$344,090.31	$0.00	$0.00	$28,304,552.31
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$28,304,552.31
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$28,304,552.31
Interest - Class A-3 Notes	$48,780.21	$48,780.21	$0.00	$0.00	$28,255,772.10
Interest - Class A-4 Notes	$147,558.33	$147,558.33	$0.00	$0.00	$28,108,213.77
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,108,213.77
Interest - Class B Notes	$83,486.08	$83,486.08	$0.00	$0.00	$28,024,727.69
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,024,727.69
Interest - Class C Notes	$69,333.33	$69,333.33	$0.00	$0.00	$27,955,394.36
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,955,394.36
Interest - Class D Notes	$97,666.67	$97,666.67	$0.00	$0.00	$27,857,727.69
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$27,857,727.69
Regular Principal Payment	$26,303,006.96	$26,303,006.96	$0.00	$0.00	$1,554,720.73
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,554,720.73
Residual Released to Depositor	$0.00	$1,554,720.73	$0.00	$0.00	$0.00
Total		$28,648,642.62

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$26,303,006.96
Total					$26,303,006.96
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$26,303,006.96	$39.97	$48,780.21	$0.07	$26,351,787.17	$40.04
Class A-4 Notes	$0.00	$0.00	$147,558.33	$0.83	$147,558.33	$0.83
Class B Notes	$0.00	$0.00	$83,486.08	$1.39	$83,486.08	$1.39
Class C Notes	$0.00	$0.00	$69,333.33	$1.73	$69,333.33	$1.73
Class D Notes	$0.00	$0.00	$97,666.67	$2.44	$97,666.67	$2.44
Total	$26,303,006.96	$12.89	$446,824.62	$0.22	$26,749,831.58	$13.11

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	March 2015
Payment Date	4/15/2015
Transaction Month	36

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$81,300,355.79	0.1235568	$54,997,348.83	0.0835826
Class A-4 Notes	$177,070,000.00	1.0000000	$177,070,000.00	1.0000000
Class B Notes	$59,990,000.00	1.0000000	$59,990,000.00	1.0000000
Class C Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Class D Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Total	$398,360,355.79	0.1952881	$372,057,348.83	0.1823936

Pool Information
Weighted Average APR	4.577%	4.585%
Weighted Average Remaining Term	28.79	27.94
Number of Receivables Outstanding	34,413	32,997
Pool Balance	$412,908,371.38	$385,560,528.75
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$398,360,355.79	$372,057,348.83
Pool Factor	0.1986134	0.1854588

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$10,394,773.71
Targeted Credit Enhancement Amount	$10,394,773.71
Yield Supplement Overcollateralization Amount	$13,503,179.92
Targeted Overcollateralization Amount	$13,503,179.92
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$13,503,179.92

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$10,394,773.71
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$10,394,773.71
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$10,394,773.71

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	March 2015
Payment Date	4/15/2015
Transaction Month	36

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		176	$329,538.60
(Recoveries)		206	$55,976.90
Net Losses for Current Collection Period			$273,561.70
Cumulative Net Losses Last Collection Period			$13,087,780.13
Cumulative Net Losses for all Collection Periods			$13,361,341.83

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.80%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.48%	636	$9,552,870.67
61-90 Days Delinquent	0.19%	43	$724,972.19
91-120 Days Delinquent	0.09%	22	$352,748.02
Over 120 Days Delinquent	0.44%	97	$1,706,214.02
Total Delinquent Receivables	3.20%	798	$12,336,804.90

Repossession Inventory:
Repossessed in the Current Collection Period		22	$341,196.38
Total Repossessed Inventory		30	$462,173.31

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.8259%
Preceding Collection Period			0.5592%
Current Collection Period			0.8223%
Three Month Average			0.7358%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.6316%
Preceding Collection Period			0.5143%
Current Collection Period			0.4910%
Three Month Average			0.5456%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer